Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Sales	€ 157	€ 131	€ 70
Royalties and other income	63	81	66
Accounts receivable and other receivables	249	330	269
Purchases and other expenses (including research expenses)	642	477	178
Accounts payable and other payables	€ 71	€ 132	€ 28